Parenthetical Information Note 26 (Detail: Text Values) € in Millions	Dec. 31, 2017 EUR (€)
Corporate & Investment Bank [Member]
Disposal of ale of Argentine subsidiary Deutsche Bank S.A. to Banco Comafi S.A. [Abstract]
Overall pre-tax loss	€ (190)
Asset Management [Member]
Disposal of fund administration and custody business of Sal. Oppenheim Luxembourg
Impairment before disposal	€ (5)